Net sales - geographic region (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Disclosure of Sales of goods [Line Items]
Less: Royalty contributions (see Note 2(k))	$ (11,749)	$ (12,832)	$ (21,388)
Revenue from sale of goods	637,619	821,930	1,106,329
Sociedad Minera Cerro Verde S.A.A. [Member]
Disclosure of Sales of goods [Line Items]
Revenue from sale of goods before deducting royalty expense	2,538,593	2,896,894	3,061,930
Sociedad Minera Cerro Verde S.A.A. [Member] | Asia [Member]
Disclosure of Sales of goods [Line Items]
Revenue from sale of goods before deducting royalty expense	2,096,084	2,374,350	2,404,530
Sociedad Minera Cerro Verde S.A.A. [Member] | North America [Member]
Disclosure of Sales of goods [Line Items]
Revenue from sale of goods before deducting royalty expense	120,865	265,599	295,448
Sociedad Minera Cerro Verde S.A.A. [Member] | South America primarily Peru [Member]
Disclosure of Sales of goods [Line Items]
Revenue from sale of goods before deducting royalty expense	106,489	168,077	136,400
Sociedad Minera Cerro Verde S.A.A. [Member] | Europe [Member]
Disclosure of Sales of goods [Line Items]
Revenue from sale of goods before deducting royalty expense	207,954	77,716	209,894
Sociedad Minera Cerro Verde S.A.A. [Member] | America
Disclosure of Sales of goods [Line Items]
Revenue from sale of goods before deducting royalty expense	$ 7,201	$ 11,152	$ 15,658